May 1, 2007

VIA EDGAR

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:      Separate Account II of Integrity Life Insurance Company
         Registration Nos. 033-51268 and 811-07134
         Rule 497(j) Prospectuses and Statements of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 28 to its Registration Statement on Form N-4, which was filed electronically on April 20, 2007.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Assistant Counsel - Securities
Western & Southern Financial Group, Inc.